Statement of Changes in Net Assets Available for Benefits - EBP 003 [Member]	12 Months Ended
Dec. 31, 2025 USD ($)
Investment Income
Net Appreciation in Fair Value of Investments	$ 4,745,117
Dividend and Interest Income	132,653
Total Investment Income	4,877,770
Interest Income on Notes Receivable from Participants	79,798
Contributions
Participant	2,070,183
Employer	1,152,253
Rollovers	812,957
Total Contributions	4,035,393
Other Income	75,344
Total Additions	9,068,305
Deductions from Net Assets
Benefits Paid to Participants	2,964,798
Administrative Expenses	18,897
Total Deductions	2,983,695
Net Increase	6,084,610
Net Assets Available for Benefits
Beginning of Year	33,207,231
End of Year	$ 39,291,841